TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on income (tax benefit):
Current	$ 1,846	$ 959	$ 987
Deferred	415	811	(670)
Taxes on income	2,261	1,770	317
Taxes on income (tax benefit):
Domestic	1,707	499	(242)
Foreign	554	1,271	559
Taxes on income	$ 2,261	$ 1,770	$ 317